Condensed Consolidated Balance Sheets (Current Period Unaudited) - USD ($)	Mar. 31, 2015	Dec. 31, 2014
Current Assets
Cash and cash equivalents	$ 7,731,293	$ 10,701,666
Accounts receivable	144,270	112,831
Deposits and prepaid expenses	252,510	289,644
Total Current Assets	8,128,073	11,104,141
Property and Equipment, net	6,729,652	7,055,874
Other Assets
Deferred Financing Costs	26,875	28,750
Deposits	268,992	268,937
Total Other Assets	295,867	297,687
TOTAL ASSETS	15,153,592	18,457,702
Current Liabilities
Accounts payable and accrued liabilities	2,491,508	2,608,364
Current portion of notes payable	142,417	246,894
Total Current Liabilities	2,633,925	2,855,258
Long-Term Liabilities
Long-term portion of notes payable	50,064	59,145
PIK notes payable, net of $18,195,280 and $18,400,297 debt discount, respectively	13,808,269	13,024,439
PIK Note derivatives	10,154,753	10,035,625
Total Long-Term Liabilities	24,013,086	23,119,209
Total Liabilities	26,647,011	25,974,467
Stockholders’ Deficit
Preferred stock, $0.001 par value, 10,000,000 shares authorized, none issued and outstanding	0	0
Common stock, $0.001 par value, 200,000,000 shares authorized, 95,450,047 and 95,054,552 shares issued and outstanding at March 31, 2015 and December 31, 2014, respectively	95,450	95,055
Additional paid-in capital	64,743,885	64,526,469
Accumulated deficit prior to the exploration stage	(20,009,496)	(20,009,496)
Accumulated deficit during the exploration stage	(56,323,258)	(52,128,793)
Total Stockholders’ Deficit	(11,493,419)	(7,516,765)
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	$ 15,153,592	$ 18,457,702